WARRANTS AND OPTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Warrants And Options
SCHEDULE OF WARRANTS TRANSACTIONS
	Number	Weighted Average Exercise Price
Balance, January 1, 2023	2,822,789	$8.85
Warrants issued in the March 2023 Private Placement	413,785
Exercise of warrants	(36,800)
Warrants issued in the June 2023 Direct Offering	885,838
Warrants issued in the December 2023 Direct Offering	300,622
Balance, December 31, 2023	4,386,234	$6.58
Warrants issued in the January 2024 Private Placement	651,062
Warrants issued in the July 2024 Private Placement	1,200,000
Exercise of warrants	(1,330,300)
Warrants issued in the October 2024 Private Placement	21,333
Balance, December 31, 2023	4,928,329	$6.17

SCHEDULE OF OUTSTANDING WARRANTS

December 31, 2024	Expiry date	Exercise price		Exercise price (USD)
1,063,325	November 10, 2025	ILS	17.8545	$4.90
546,653	December 24, 2025	ILS	17.8545	$4.90
88,440	April 18, 2026	ILS	72.563	$19.90
433,825	May 28, 2026	ILS	72.563	$19.90
652,546	November 6, 2024	CAD	5.10	$3.67
383,785	March 13, 2025	CAD	5.88	$4.375
846,738	June 12, 2025	CAD	7.33	$5.50
300,621	December 12, 2025	CAD	5.13	$3.75
591.062	January 4, 2026	CAD	5.13	$3.75
21,333	October 2, 2026	CAD	2.70	$1.875
4,928,329

SCHEDULE OF STOCK OPTION TRANSACTIONS

Stock option transactions for the years ended December 31, 2024, and 2023 are as follows:

	Number	Weighted Average Exercise Price (CAD)	Weighted Average Exercise Price (USD)
Balance January 1, 2023	753,337	$7.93	$6.13
Exercise of options	-
Expiry of options	(31,600)
Options granted (i)(ii)(iii)(iv)(v)	694,100
Balance December 31, 2023	1,422,887	$6.33	$4.78
Expiry of options	(206,500)
Options granted (vi)	552,000
Balance December 31, 2024	1,761,337	$5.39	$3.75

(i)	On January 4, 2023, 326,600 stock options were issued to directors and consultants with an exercise price of CAD$4.125. The options expire on January 4, 2033. The fair value of the options granted was estimated at $1,017 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$4.50; Expected option life 10 years; Volatility 112%; Risk-free interest rate 3.28%; Dividend yield 0%.

(ii)	On February 8, 2023, 40,000 stock options were issued to a consultant with an exercise price of CAD$3.75. The options expire on November 25, 2027. The fair value of the options granted was estimated at $135 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$5.45; Expected option life 4.8 years; Volatility 112%; Risk-free interest rate 3.16%; Dividend yield 0%.

(iii)	On April 18, 2023, 169,500 stock options were issued to employees with an exercise price of CAD$4.00. The options expire on April 18, 2033. The fair value of the options granted was estimated at $420 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$3.55; Expected option life 10 years; Volatility 111%; Risk-free interest rate 3.57%; Dividend yield 0%.

(iv)	On June 28, 2023, 98,000 stock options were issued to officers with an exercise price of CAD$6.125. The options expire on June 28, 2033. The fair value of the options granted was estimated at $443 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$7.30; Expected option life 5 years; Volatility 111%; Risk-free interest rate 4.14%; Dividend yield 0%.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 20 – WARRANTS AND OPTIONS (CONTINUED):

b) Stock Options (continued)

(v)	On September 20, 2023, 60,000 stock options were issued to consultants with an exercise price of $3.82. The options expire on September 20, 2033. The fair value of the options granted was estimated at $217 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.54; Expected option life 10 years; Volatility 112%; Risk-free interest rate 4.35%; Dividend yield 0%.

(vi)	On August 14, 2024, 552,000 stock options were issued to employees, consultants and officers with an exercise price of $1.78. The options expire on August 13, 2029. The fair value of the options granted was estimated at $779 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.78; Expected option life 5 years; Volatility 109%; Risk-free interest rate 3.67%; Dividend yield 0%.

(vii)	As of December 31, 2024, the Company had outstanding stock options, enabling the holders to acquire common shares as follows:

SCHEDULE OF OUTSTANDING STOCK OPTIONS

Outstanding as of December 31, 2024	Exercisable as of December 31, 2024	Expiry date	Exercise price (CAD)		Exercise price (USD)
217,333	217,333	August 20, 2025	CAD	3.75	$2.61
13,333	13,333	January 28, 2025	CAD	7.50	$5.21
20,000	20,000	June 3, 2026	CAD	21.00	$14.60
6,671	6,671	October 28, 2026	CAD	20.00	$13.90
360,000	270,000	August 2, 2032	CAD	8.90	$6.19
120,000	120,000	August 21, 2032	CAD	10.00	$6.95
220,000	220,000	January 4, 2033	CAD	4.13	$2.87
100,000	100,000	January 4, 2033	CAD	4.13	$2,87
40,000	40,000	November 25, 2027	CAD	5.03	$3.49
114,000	48,000	April 18, 2033	CAD	4.00	$2.78
18,000	8,000	June 28, 2028	CAD	6.13	$4.26
60,000	52,000	September 20, 2033	CAD	5.50	$3.82
472,000	-	August 14, 2034	CAD	2.55	$1.78
1,761,337	1,115,337

SCHEDULE OF RSU’S TRANSACTIONS

RSU’s transactions for the year ended December 31, 2024, and for the year ended December 31, 2023, are as follows:

Number
Balance, January 1, 2023	288,000
RSU’s granted	523,300
Expiry of RSU’s	(36,666)
Exercise of RSU’s	(185,800)
Balance, December 31, 2023	588,834
RSU’s granted	326,000
Expiry of RSU’s	(40,166)
Exercise of RSU’s	(764,001)
Balance, December 31, 2024	110,667